Remuneration of senior management and non-executive directors (Tables)	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
Remuneration of directors and senior management	Remuneration of directors

			$ million
	2025	2024	2023
Total for all directors
Emoluments	11	8	8
Amounts received under incentive schemes[a]	3	5	6
Total	14	13	14
[a]Excludes amounts relating to past directors.
Remuneration of directors and senior management

			$ million
	2025	2024	2023
Total for all senior management and non-executive directors
Short-term employee benefits	34	22	31
Pensions and other post-employment benefits	—	—	—
Share-based payments[a]	28	26	12
Termination benefits	—	3	—
Total	62	51	43